Fair Value Measurements - Key inputs used in available-for-sale investments in particle valuation (Details) - Available-for-sale Securities - Level 3	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lack of marketability discount ("DLOM")
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.20	0.20	0.25
Volatility
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.500	0.490	0.553